February 12, 1995






Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Seligman Tax-Exempt Fund Series, Inc. - File No. 2-86008

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information filed electronically on January 29, 1996 with the Securities and Exchange Commission as part of the Fund's Registration Statement is identical to that which would have been filed pursuant to Rule 497(c).

     Please do not hesitate to call me at (212)850-1368.

Very truly yours,

/s/ Frank J. Nasta

Frank J. Nasta
Secretary